Loan Level Exceptions
Run Date - 5/17/2024

Recovco Loan ID	Loan #1	Loan #2	Loan #3	Project Name	Detailed Status	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
XXXXXX	XXXXXX	75630549	XXXX XXXX XXXX	X	X	X	X	X	X	X	X	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   Two full appraisals in file.  First is for $XXX in XX/XX/XXXX for $XXXX that was subject to some clarification/repairs.  The second is XXXX
																XX/XXXX for $XXXX. $XXXX used for calculating LTV/DSCR. No issue.
XXXXXX	XXXXXX	37786287	XXXX XXXX XXXX	X	X	X	X	X	X	X	X	*** (OPEN) Appraisal is stale dated without recertification in file - EV X
															COMMENT: The appraisal is dated XX/XX/XXXX, the subject loan closed XX/XX/XXXX The file included a recert of value dated XX/XX/XXXX. The guidelines indicate an appraisal may be XXX days as of funding, but may be extended to XXX days with an appraisal re-certification. The appraisal was X days old at closing.
XXXXXX	XXXXXX	69276063	XXXX XXXX XXXX	X	X	X	X	X	X	X	X	*** (CURED) Documentation Does Not Support - EV R
COMMENT:   Missing Verification of current HOA status or Invoice. Missing validation of additional $XXX Association Fee of $XXX utilized in the lender approval and calculations.
Lender Responded: We have uploaded a response for the exception for loan XXXXX_XXXX, a revised XX with the $XX removed.   This was the estimated flood insurance
																from the original 1003 that was later revised to be on the correct line but erroneously zeroed out on the other line if that provides sufficient clarification
XXXXXX	XXXXXX	47096122	XXXX XXXX XXXX	X	X	X	X	X	X	X	X	*** (CURED) Verification of Rent - EV R
COMMENT:   Per Section XX "A rental payment history covering the last twelve (12) months requires verification." The application indicates the borrower is renting her primary residence for XXXX per month. The loan file is missing a x for the rental payment.

*** (CURED) Missing asset documentation (ATR) - EV R
																COMMENT: Per the X guidelines, XX months PITI is required for a cash out transaction meaning the borrower needed $XX,XXX after closing; however, the borrower had $XX,XXX a shortfall of $XXXX
XXXXXX	XXXXXX	15248155		XXXX XXXX XXXX		X	X	X	X	X	X	X	X			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing secondary valuation review to support value within XX% of original appraisal.
XXXXXX	XXXXXX	99467041		XXXX XXXX XXXX		X	X	X	X	X	X	X	X			*** (CURED) Value used by lender not supported - EV R COMMENT: Post close valuation in file does not meet securitization requirements- Site X is not on Approved List of Vendors
XXXXXX	XXXXXX	28571770	XXXX XXXX XXXX	X	X	X	X	X	X	X	X	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   Post close XXX does not6 support original value.

*** (CURED) ComplianceEase RESPA Test Failed - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) ComplianceEase Risk Indicator is "Elevated" - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) Homeownership Counseling List - EV R
COMMENT:   The Homeownership Counseling Disclosure (HOC) dated XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XX. The defect can be resolved by providing evidence that shows the disclosure was provided within 3-business days of application.

*** (CURED) Missing Solar Panel Agreement - EV R
COMMENT:   Per the appraisal, the subject has leased solar.  The loan file does not contain the solar lease agreement.

*** (CURED) Post-closing AVM does not support value at origination - EV R
COMMENT:   Post Close AVM does not support original appraised value.

*** (CURED) Pre-closing AVM does not support value at origination - EV R
COMMENT:   AVM of$XXXXX does not support original appraisal of $XXXXXX

*** (CURED) TRID - 10% tolerance violation - EV R
COMMENT:   This loan failed the charges that in total cannot increase more than 10%. Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $0.00 and will not reset. The violation may be cured if documentation is provided showing disclosures delivered timely.

*** (CURED) TRID - Zero tolerance violation - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $0.00 and will not reset. The violation may be cured if documentation is provided showing disclosures were delivered timely.

*** (CURED) TRID- Initial CD delivery date test fail - EV R
COMMENT:   Without evidence of receipt, it is assumed that the disclosure dated 10/18/2021 was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, XX/XX/XX The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

*** (CURED) TRID- Initial LE timing fail - EV R
COMMENT:   The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on XX/XX/XX was not disclosed within 3 days of the application date,XX/XX/XX. If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure.

*** (CURED) TRID- SPL late - EV R
																COMMENT: The Service Provider List issued on XX/XX/XX was not disclosed within 3 days of the application date, XX/XX/XX As a result, fees that the borrower could shop for were tested under 10% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within 3 business days of application.
XXXXXX	XXXXXX	32587204		XXXX XXXX XXXX		X	X	X	X	X	X	X	X
XXXXXX	XXXXXX	50765021	XXXX XXXX XXXX	X	X	X	X	X	X	X	X	*** (OPEN) Homeownership Counseling List - EVX
COMMENT:   The is loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12
CFR §1024.20(a) ). The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan
originator's application date (or the date creditor received application if loan originator's application date is not provided). To cure provided esign documentation with 3 days of application.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   Missing secondary valuation review to support value within 10% of original appraisal.

*** (CURED) Hazard Insurance - EV R
																COMMENT: The hazard insurance (p.XXX) coverage of $XXXX with XXX% extended for total of $XXXX is not sufficient to cover the loan amount and the loan file does not contain a Replacement Cost Estimate to verify it is sufficient.